UNITED STATES
            SECURITIES & EXCHANGE COMMISSION
                 Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended           March 31, 2004

 Check here if Amendment [       ];    Amendment Number:

 This amendment (Check only one.) :          [     ] is a restatement
 [     ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:
 Name:          The Adams Express Company
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-597


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.



 Person Signing this Report on Behalf of Reporting Manager:



 Name:        Christine M. Sloan
 Title:       Assistant Treasurer
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 Christine M. Sloan            Baltimore, MD             July 18, 2003

   [Signature]                 [City, State]               [Date]



 Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [   ]   13F NOTICE.  (Check here if no holdings reported
 are in this report, and all holdings are reported by other

 [   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)


 List of Other Managers Reporting for this Manager:
 Form 13F File Number Name
 28

 [Repeat as necessary.]



 Form 13F SUMMARY PAGE
 Report Summary:

 Number of Other Included Managers:           0

 Form 13F Information Table Entry Total:      86

 Form 13F Information Table Value Total:      $    1,204,578
                                                        (in thousands)

 List of Other Included Managers:

 Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


 No.       Form 13-F File No.     Name
           28-

 [Repeat as necessary.]

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
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        COLUMN 1          COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5     COLUMN 6COLUMN 7     COLUMN 8
    NAME OF ISSUER    TITLE OF CLASS   CUSIP  VALUE IN  SHARES/PRN SH/ PUT/ INVSTM  OTHER   VOTING AUTHORITY
                                                000's    AMOUNT    PRN CALLDISCRETNMANAGERS
                                                                                            SOLE SHARED NONE
                                                                                           >C>

 3M COMPANY                 COM      88579Y101 13,509     165,000  SH       SOLE           165,000
 ABBOTT LABS                COM      002824100 14,385     350,000  SH       SOLE           350,000
 AFFYMETRIX INC.            COM      00826T108  3,713     110,000  SH       SOLE           110,000
 AIR PRODUCTS & CHEMICA     COM      009158106 12,530     250,000  SH       SOLE           250,000
 ALBEMARLE CORP.            COM      012653101  6,537     225,400  SH       SOLE           225,400
 ALLTEL CORP.               COM      020039103 17,462     350,000  SH       SOLE           350,000
 AMBAC FINANCIAL GROUP      COM      023139108 29,512     400,000  SH       SOLE           400,000
 AMERICAN INT'L GROUP I     COM      026874107 52,704     738,675  SH       SOLE           738,675
 AQUA AMERICA, INC.         COM      03836W103 20,596     950,000  SH       SOLE           950,000
 BANK OF AMERICA            COM      060505104 16,196     200,000  SH       SOLE           200,000
 BANKNORTH GROUP, INC.      COM      06646R107 16,135     474,000  SH       SOLE           474,000
 BEA SYSTEMS INC.           COM      073325102 10,208     800,000  SH       SOLE           800,000
 BELLSOUTH CORP             COM      079860102 11,491     415,000  SH       SOLE           415,000
 BJ WHOLESALE CLUB          COM      05548J106 12,725     500,000  SH       SOLE           500,000
 BLACK AND DECKER CORP      COM      091797100 17,082     300,000  SH       SOLE           300,000
 BLACK HILLS CORP           COM      092113109  8,605     270,000  SH       SOLE           270,000
 BMC SOFTWARE               COM      055921100  6,061     310,000  SH       SOLE           310,000
 BP P.L.C.              SPONSORED ADR055622104 13,824     270,000  SH       SOLE           270,000
 BRINKER INTL INC           COM      109641100 15,172     400,000  SH       SOLE           400,000
 BRISTOL MYERS SQUIBB       COM      110122108  8,359     345,000  SH       SOLE           345,000
 CANADIAN NATIONAL RAIL     COM      136375102 10,029     255,000  SH       SOLE           255,000
 CINERGY CORP               COM      172474108 17,992     440,000  SH       SOLE           440,000
 CISCO SYSTEMS              COM      17275R102 28,224    1,200,000 SH       SOLE          1,200,000
 COMPASS BANKSHARES INC     COM      20449H109 12,441     300,000  SH       SOLE           300,000
 CONOCOPHILLIPS             COM      20825C104 13,962     200,000  SH       SOLE           200,000
 CORNING INC                COM      219350105 13,081    1,170,000 SH       SOLE          1,170,000
 CREE INC.                  COM      225447101  5,439     243,900  SH       SOLE           243,900
 DEAN FOODS                 COM      242370104 18,788     562,500  SH       SOLE           562,500
 DELL INC.                  COM      24702R101 13,448     400,000  SH       SOLE           400,000
 DIAMONDCLUSTER INTERNA     COM      25278P106  4,816     497,500  SH       SOLE           497,500
 DONNELLEY R R & SONS C     COM      257867101 12,100     400,000  SH       SOLE           400,000
 DUKE ENERGY 8.25% DUE     PFD CV    264399585  5,920     400,000  SH       SOLE           400,000
 DUKE ENERGY CORP.          COM      264399106  8,023     355,000  SH       SOLE           355,000
 EMERSON ELECTRIC           COM      291011104 11,984     200,000  SH       SOLE           200,000
 ENZON PHARMACEUTICALS      COM      293904108  1,543     100,000  SH       SOLE           100,000
 EXXON MOBIL CORP.          COM      30231G102  5,407     130,000  SH       SOLE           130,000
 FIFTH THIRD BANC           COM      316773100  8,582     155,000  SH       SOLE           155,000
 GANNETT INC.               COM      364730101  7,712      87,500  SH       SOLE           87,500
 GENENTECH, INC             COM      368710406 14,286     135,000  SH       SOLE           135,000
 GENERAL ELECTRIC CO.       COM      369604103 45,405    1,487,700 SH       SOLE          1,487,700
 HCA INC.                   COM      404119109 18,279     450,000  SH       SOLE           450,000
 HERSHEY FOODS CORP.        COM      427866108  5,800      70,000  SH       SOLE           70,000
 ILLINOIS TOOL WORKS        COM      452308109 10,696     135,000  SH       SOLE           135,000
 INGERSOLL-RAND CO. LTD     CL A     G4776G101 13,868     205,000  SH       SOLE           205,000
 INTEL CORP                 COM      458140100  8,432     310,000  SH       SOLE           310,000
 INVESTORS FINANCIAL SE     COM      461915100 17,974     435,000  SH       SOLE           435,000
 JOHNSON & JOHNSON          COM      478160104 18,259     360,000  SH       SOLE           360,000
 KEYSPAN CORP.              COM      49337W100 15,288     400,000  SH       SOLE           400,000
 LAB CORP. OF AMERICA       COM      50540R409 16,485     420,000  SH       SOLE           420,000
 LUCENT TECHNOLOGIES        COM      549463107  8,631    2,100,000 SH       SOLE          2,100,000
 MATTEL INC                 COM      577081102 10,603     575,000  SH       SOLE           575,000
 MDU RESOURCES GROUP, I     COM      552690109 15,856     675,000  SH       SOLE           675,000
 MEDIMMUNE INC.             COM      584699102  5,193     225,000  SH       SOLE           225,000
 MEDTRONIC INC.             COM      585055106 14,803     310,000  SH       SOLE           310,000
 MICROSOFT CORP             COM      594918104 19,976     800,000  SH       SOLE           800,000
 NEWELL RUBBERMAID INC.     COM      651229106 11,948     515,000  SH       SOLE           515,000
 NOKIA CORP             SPONSORED ADR654902204  8,112     400,000  SH       SOLE           400,000
 ORACLE CORP                COM      68389X105 10,569     880,000  SH       SOLE           880,000
 PARKER-HANNIFIN            COM      701094104 15,538     275,000  SH       SOLE           275,000
 PEPSI CO. INC.             COM      713448108 23,694     440,000  SH       SOLE           440,000
 PETROLEUM & RESOURCES      COM      716549100 46,810    1,985,996 SH       SOLE          1,985,996
 PFIZER INC                 COM      717081103 38,555    1,100,000 SH       SOLE          1,100,000
 PROCTER & GAMBLE COMPA     COM      742718109 17,830     170,000  SH       SOLE           170,000
 PROVIDENT BANKSHARES C     COM      743859100 10,513     335,021  SH       SOLE           335,021
 ROHM & HAAS CO.            COM      775371107 15,936     400,000  SH       SOLE           400,000
 SAFEWAY, INC               COM      786514208  8,705     423,000  SH       SOLE           423,000
 SAPIENT CORP               COM      803062108  6,935    1,150,000 SH       SOLE          1,150,000
 SBC COMMUNICATIONS         COM      78387G103 14,601     595,000  SH       SOLE           595,000
 SCHLUMBERGER LTD           COM      806857108 12,132     190,000  SH       SOLE           190,000
 SIEBEL SYSTEMS INC.        COM      826170102  9,208     800,000  SH       SOLE           800,000
 SMURFIT-STONE CONTAINE     COM      832727101  7,713     438,500  SH       SOLE           438,500
 SOLECTRON CORP             COM      834182107 10,231    1,850,000 SH       SOLE          1,850,000
 SUN MICROSYSTEMS INC.      COM      866810104  2,142     515,000  SH       SOLE           515,000
 SYMANTEC 3%CONV.DEB.11 NOTE 3% 11/06871503AA6  1,355     500,000  PRN      SOLE           500,000
 SYMANTEC CORP.             COM      871503108 10,881     235,000  SH       SOLE           235,000
 TARGET CORP.               COM      87612E106 20,718     460,000  SH       SOLE           460,000
 TECO ENERGY, INC           COM      872375100  9,510     650,000  SH       SOLE           650,000
 THE COCA-COLA CO.          COM      191216100 10,060     200,000  SH       SOLE           200,000
 UNITED PARCEL SERVICES   COM CL B   911312106  5,587      80,000  SH       SOLE           80,000
 UNITED TECHNOLOGIES        COM      913017109 23,733     275,000  SH       SOLE           275,000
 VODAFONE GROUP PLC     SPONSORED ADR92857W100 11,773     492,613  SH       SOLE           492,613
 WACHOVIA CORP. NEW         COM      929903102 17,390     370,000  SH       SOLE           370,000
 WELLS FARGO COMPANY        COM      949746101 22,668     400,000  SH       SOLE           400,000
 WILMINGTON TRUST CORP.     COM      971807102 15,695     420,000  SH       SOLE           420,000
 WYETH COMPANY              COM      983024100 11,265     300,000  SH       SOLE           300,000
 ZIMMER HLDGS INC.          COM      98956P102  6,640      90,000  SH       SOLE           90,000
                                               1,204,578
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